Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table shows (i) the total compensation for our principal executive officers (PEOs), and on an average basis, our other named executive officers (NEOs) as set forth in the summary compensation tables set forth in the Company’s proxy statements for 2025, 2024 and 2023 (“SCT”); (ii) the “compensation actually paid“ to our PEOs and, on an average basis, our other named executive officers (in each case, as determined under applicable SEC rules); (iii) our total shareholder return (“TSR”); and (iv) our net income. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year. No dividends were paid or accrued on stock awards for the years presented.

Fiscal Year	SCT Total for PEO William Febbo(1)	Compensation Actually Paid to PEO William Febbo(1)(3)	SCT Total for PEO Stephen Silvestro(1)	Compensation Actually Paid to PEO Stephen Silvestro(1)(3)	Average SCT Total for Other NEOs(2)	Average Compensation Actually Paid to Other NEOs(2)(3)	OPRX TSR(4)	Net Income (Loss) ($)(5)
2025	$0	$0	$2,717,717	$3,846,197	$1,534,218	$2,410,807	$72.98	$5,132,000
2024	$2,272,063	$(305,928)	—	—	$991,218	$81,079	$28.93	$(20,110,000)
2023	$2,789,528	$2,298,481	—	—	$950,042	$322,486	$85.18	$(17,566,000)

____________

(1)            Our PEO for 2025 was Stephen Silvestro, who served as our interim Chief Executive Officer from January 1, 2025 through March 10, 2025 and as our Chief Executive Officer since March 10, 2025. For 2024 and 2023, our PEO was William Febbo, who served as our Chief Executive Officer during 2024 and 2023.

(2)            The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs in the “Total” column of the SCT in each applicable year. Our other NEOs in 2025 were Edward Stelmakh and Theresa Greco and, in 2024 and 2023, our other NEOs were Edward Stelmakh and Stephen Silvestro.

(3)            SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2025 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.

Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards(a)	[Plus/Minus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid
2025	PEO	$2,717,717	$(1,586,494)	$2,714,974	$3,846,197
	Other NEOs Average	$1,534,218	$(674,496)	$1,551,085	$2,410,807

____________

(a)            Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2025.

(b)            The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculting the equity award adjustments are as follows:

Fiscal Year	Executives	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (i)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (ii)	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (iii)	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (iv)	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (v)	Total Equity Award Adjustments
2025	PEO	$1,519,992	$608,031	$586,951	$0	$0	$2,714,974
	Other NEOs	$492,277	$450,481	$608,327	$0	$0	$1,551,085

(4)            TSR is determined based on the value of an initial fixed investment of $100 in the Company’s Common Stock at December 31, 2022.

(5)            The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.

PEO Total Compensation Amount		$ 2,717,717
PEO Actually Paid Compensation Amount		$ 3,846,197
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2025 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.
Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards(a)	[Plus/Minus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid
2025	PEO	$2,717,717	$(1,586,494)	$2,714,974	$3,846,197
	Other NEOs Average	$1,534,218	$(674,496)	$1,551,085	$2,410,807

____________

(a)            Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2025.

(b)            The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculting the equity award adjustments are as follows:

Fiscal Year	Executives	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (i)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (ii)	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (iii)	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (iv)	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (v)	Total Equity Award Adjustments
2025	PEO	$1,519,992	$608,031	$586,951	$0	$0	$2,714,974
	Other NEOs	$492,277	$450,481	$608,327	$0	$0	$1,551,085

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,534,218	$ 991,218		$ 950,042
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 2,410,807	81,079		322,486
Compensation Actually Paid vs. Total Shareholder Return

Comparisons

The charts below show, for the past three years, the following: the relationship of “compensation actually paid” to our PEOs and, on average, to our other NEOs as a group and each of (a) the Company’s TSR, and (b) the Company’s net income (loss).

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	[3]	$ 72.98	28.93		85.18
Net Income (Loss)	[4]	$ 5,132,000	$ (20,110,000)		$ (17,566,000)
PEO Name		Stephen Silvestro	William Febbo		William Febbo
Equity Awards Adjustments, Footnote	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculting the equity award adjustments are as follows:

Fiscal Year	Executives	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (i)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (ii)	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (iii)	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (iv)	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (v)	Total Equity Award Adjustments
2025	PEO	$1,519,992	$608,031	$586,951	$0	$0	$2,714,974
	Other NEOs	$492,277	$450,481	$608,327	$0	$0	$1,551,085

William Febbo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[5]	$ 0	$ 2,272,063		$ 2,789,528
PEO Actually Paid Compensation Amount	[2],[5]	0	(305,928)		2,298,481
Stephen Silvestro [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,717,717		[5]		[5]
PEO Actually Paid Compensation Amount	[2],[5]	3,846,197
PEO | [Less] Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(1,586,494)
PEO | [Plus/Minus] Equity Award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	2,714,974
PEO | [Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,519,992
PEO | [Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		608,031
PEO | [Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		586,951
PEO | [Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | [Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,714,974
Non-PEO NEO | [Less] Reported Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[6]	(674,496)
Non-PEO NEO | [Plus/Minus] Equity Award adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	1,551,085
Non-PEO NEO | [Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		492,277
Non-PEO NEO | [Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		450,481
Non-PEO NEO | [Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		608,327
Non-PEO NEO | [Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | [Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,551,085

[1]	The dollar amounts reported in this column represent the average of the amounts reported for our other NEOs in the “Total” column of the SCT in each applicable year. Our other NEOs in 2025 were Edward Stelmakh and Theresa Greco and, in 2024 and 2023, our other NEOs were Edward Stelmakh and Stephen Silvestro.
[2]	SEC rules require certain adjustments be made to the SCT total compensation to determine “compensation actually paid” for purposes of the Pay versus Performance Table, which are detailed for 2025 in the table below. Neither our PEO nor our other NEOs participated in a defined benefit plan; therefore, no adjustment for pension benefits is included in the table below.
Year	Position	Reported SCT Total Compensation	[Less] Reported Grant Date Value of Equity Awards(a)	[Plus/Minus] Equity Award Adjustments(b)	[Equals] Compensation Actually Paid
2025	PEO	$2,717,717	$(1,586,494)	$2,714,974	$3,846,197
	Other NEOs Average	$1,534,218	$(674,496)	$1,551,085	$2,410,807

____________

(a)            Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2025.

(b)            The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculting the equity award adjustments are as follows:

Fiscal Year	Executives	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (i)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (ii)	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (iii)	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (iv)	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (v)	Total Equity Award Adjustments
2025	PEO	$1,519,992	$608,031	$586,951	$0	$0	$2,714,974
	Other NEOs	$492,277	$450,481	$608,327	$0	$0	$1,551,085

[3]	TSR is determined based on the value of an initial fixed investment of $100 in the Company’s Common Stock at December 31, 2022.
[4]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[5]	Our PEO for 2025 was Stephen Silvestro, who served as our interim Chief Executive Officer from January 1, 2025 through March 10, 2025 and as our Chief Executive Officer since March 10, 2025. For 2024 and 2023, our PEO was William Febbo, who served as our Chief Executive Officer during 2024 and 2023.
[6]	Represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns of the SCT for 2025.
[7]	The equity award adjustments include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation methodologies and assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculting the equity award adjustments are as follows:

Fiscal Year	Executives	[Plus] Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (i)	[Plus] Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (ii)	[Plus] Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (iii)	[Plus] Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (iv)	[Less] Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (v)	Total Equity Award Adjustments
2025	PEO	$1,519,992	$608,031	$586,951	$0	$0	$2,714,974
	Other NEOs	$492,277	$450,481	$608,327	$0	$0	$1,551,085